Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments And Contingencies Disclosure [Abstract]
Summary of Restricted Cash

Restricted interest-bearing cash accounts were established by the Company as additional collateral for outstanding borrowings under certain of the Company’s debt facilities. Restricted cash at December 31, 2020 and 2019 consisted of the following:

	2020	2019
Trust accounts	$17,054	$12,822
Other restricted cash accounts	57,093	84,531
Total restricted cash	$74,147	$97,353